SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS

For its unaudited interim financial statements as of March 31, 2022 and the three months then ended, the Company has evaluated the effects of subsequent events through May 16, 2022, which is the date that these unaudited interim financial statements were issued.